DWS RREEF Completion Fund I Investment Strategy - DWS RREEF Completion Fund I	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund was established exclusively for use within separately managed accounts (“SMAs”). The fund is used in combination with selected individual securities to implement the SMA’s investment program.Main investments. The fund will focus its investments in a combination of investments that the fund’s subadvisor believes offer exposure to “real assets”. Currently, the fund’s subadvisor intends to seek exposure to the following real assets sectors through investment in companies in these real assets sectors: listed real estate (REITs and real estate operating companies), natural resource-related equities (energy, metals and mining, paper and forestry, agriculture), listed infrastructure (regulated utilities, transport, communications, pipelines, seaports, airports and toll roads), master limited partnerships (MLPs) and fixed income securities. MLPs are entities that receive partnership taxation treatment under the Internal Revenue Code of 1986, as amended, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. However, these exposures may change from time to time and exposures to new real assets sectors may be added or exposures to existing real assets sectors may be deleted.The fund expects to invest its assets in securities of foreign issuers, including securities of issuers located in countries with new or emerging markets (whether directly or in American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs)).The fund may also invest in fixed income securities, including Treasury Inflation-Protected Securities (TIPS). With respect to investments in fixed income securities, the fund may hold securities of any quality, maturity or duration.Management process. The investment process (for both equity and fixed income securities) starts with top-down allocations to each of the underlying real assets sectors, that comprise listed real estate, natural resource-related equities, listed infrastructure, master limited partnerships (MLPs) and fixed income securities, and then continues with allocations to the subsectors within each main sector. The fund’s subadvisor may consider various real assets indices, industry classifications, or other factors to identify companies in these real assets sectors. Portfolio management continuously monitors the current economic environment and reviews the sector and subsector allocations accordingly. Sector allocations are adjusted on an ongoing basis based upon portfolio management’s macro views in an effort to increase portfolio efficiency through tactical allocations. Within each of the sectors, portfolio management uses bottom-up analysis to value each individual security and judges the relative attractiveness of each to select what it believes to be the best investments to fill the sector allocations defined by the top-down allocation process. In addition to valuing the cash flow stream of the underlying assets, portfolio management’s bottom-up analysis also considers a company’s balance sheet, the quality and geography of the assets, the company’s management team, market thematics, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment’s potential risk and return expectations. The portfolio is monitored on an ongoing basis for risk management purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.